Business Segments	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Segment Reporting [Abstract]
Business Segments

(11) Business Segments

Information on segments and a reconciliation to income (loss) before taxes are as follows (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 26, 2015	September 27, 2014	September 26, 2015	September 27, 2014
Revenue:
Franchise segment	$11,587	$9,477	$34,144	$27,287
Company segment	7,547	6,940	23,248	22,105

Total segment revenue	$19,134	$16,417	$57,392	$49,392

Segment Profit:
Franchise segment	$4,446	$3,685	$14,522	$11,833
Company segment	1,407	1,214	4,236	4,324

Total segment profit	5,853	4,899	18,758	16,157
Corporate and other(1)	—	887	5,548	1,314
Interest expense, net	800	876	2,764	2,871
Other (income) expense, net	96	(35)	382	61

Income (loss) before taxes	$4,957	$3,171	$10,064	$11,911

(1)	Corporate and other includes corporate related items not allocated to reportable segments and consists primarily of expenses associated with the Company’s initial public offering and management fees discussed in Note 10.

(16) Business Segments

Information on segments and a reconciliation to income (loss) before taxes are as follows (in thousands):

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Revenue:
Franchise segment	$38,032	$30,202	$25,057
Company segment	29,417	28,797	26,534

Total segment revenue	$67,449	$58,999	$51,591

Segment profit:
Franchise segment	$15,213	$13,106	$10,801
Company segment	5,471	2,605	1,432

Total segment profit	20,684	15,711	12,233
Corporate and other(1)	2,618	831	730
Earn-out obligation	—	—	2,500
Interest expense, net	3,684	2,863	2,431
Other expenses (income), net	84	(6)	(8)

Income (loss) before taxes	$14,298	$12,023	$6,580

Depreciation and amortization:
Franchise segment	$1,868	$1,715	$1,724
Company segment	1,036	1,315	1,206

Total depreciation and amortization	2,904	3,030	2,930

Capital expenditures:
Franchise segment	$1,159	$871	$1,041
Company segment	351	1,275	576

Total capital expenditures	$1,510	$2,146	$1,617

(1)	Corporate and other includes corporate related items not allocated to reportable segments and consists primarily of expenses associated with the Company’s initial public offering and management fees discussed in Note 15.

Information on segment assets and a reconciliation to consolidated assets are as follows (in thousands):

	As of December 27, 2014	As of December 28, 2013
Segment assets:
Franchise segment	$97,296	$96,909
Company segment	8,751	10,254

Total segment assets	106,047	107,163
Corporate and other(2)	14,189	6,288

Total assets	$120,236	$113,451

(2)	Corporate and other includes corporate related items not allocated to reportable segments and consists primarily of cash and cash equivalents, advertising fund restricted assets and capitalized costs associated with the issuance of indebtedness.

Segment goodwill:
Franchise segment	$39,930	$39,930
Company segment	5,198	5,640

Total goodwill	$45,128	$45,570